INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Fair value, beginning of year	$103,665	$124,152
Additions	6,749	13,228
Acquisitions through business combinations	361	11
Dispositions and assets reclassified as held for sale	(23,204)	(6,538)
BSREP IV deconsolidation[1]	—	(24,862)
India REIT deconsolidation	(3,613)	—
Fair value changes	(684)	556
Foreign currency translation and other	2,339	(2,882)
Fair value, end of year[2]	$85,613	$103,665
1.Following the completion of the partial sale of BSREP IV to BWS in 2024, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
2.As at December 31, 2025, $78.6 billion (December 31, 2024 – $96.5 billion) of investment properties were leased to third parties and $4.4 billion were considered ROU investment properties (December 31, 2024 – $4.2 billion).

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2025			2024
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$42	$1,360	$—	$21	$1,362	$—
Corporate bonds	—	1,658	810	—	1,554	740
Fixed income securities and other	304	943	7,412	475	909	6,036
Common shares and warrants	387	1,543	4,659	661	1,319	3,764
	733	5,504	12,881	1,157	5,144	10,540
Accounts receivable and other[1]	—	1,861	1,207	—	4,387	353
	$733	$7,365	$14,088	$1,157	$9,531	$10,893
Financial liabilities
Accounts payable and other[1]	$156	$3,877	$2,349	$—	$2,037	$3,523
Subsidiary equity obligations	—	—	—	—	—	129
	$156	$3,877	$2,349	$—	$2,037	$3,652
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2025	2024
Super Core	$19,428	$18,501
Core Plus	10,103	9,035
Value Add	5,494	6,384
Opportunistic	3,578	6,076
LP Investments	44,056	58,446
Other investment properties	2,954	5,223
	$85,613	$103,665

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2025			2024
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Super Core	6.2%	4.8%	10	6.3%	4.8%	11
Core Plus	6.9%	5.5%	10	6.9%	5.6%	10
Value Add	8.2%	6.6%	10	8.5%	6.8%	10
Opportunistic	8.8%	6.9%	10	8.9%	6.5%	10
LP Investments[1,2]	8.5%	5.4%	9	9.1%	6.2%	14
Other investment properties[3]	7.4%	n/a	n/a	7.9%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, manufactured housing and other investment properties that generally have a stabilized net operating income profile and are more appropriately valued using a direct capitalization approach.